Net Income (Loss) Per Share - Schedule of Computation of Basic and Diluted Income Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Earnings Per Share [Abstract]
Income (Loss) before non-controlling interest	$ (2,274)	(13,766)	68,552	3,510
Net loss (income) attributable to the non-controlling interest	(19)	(116)	(3)	15
Net income (loss) attributable to the Company	$ (2,293)	(13,882)	68,549	3,525
Weighted average ordinary shares outstanding	37,986,150	37,986,150	37,780,134	37,443,657
Plus: incremental shares from vesting of restricted shares			3,312,566	3,021,792
Weighted average ordinary shares outstanding used in computing diluted income (loss) per ordinary share	37,986,150	37,986,150	41,092,700	40,465,449
Net income (loss) attributable to the Company per share - basic	$ (0.06)	(0.37)	1.81	0.09
Net income (loss) attributable to the Company per share - diluted	$ (0.06)	(0.37)	1.67	0.09